Financial Liabilities	9 Months Ended
Sep. 30, 2025
Disclosure of financial liabilities [abstract]
Financial Liabilities

23. Financial liabilities

The financial liabilities breakdown is as follows:

	September 30, 2025	December 31, 2024
Borrowings (i) (ii)	63,079	39,768
Bank overdraft (iii)	—	10,687
Total Financial liabilities (iv)	63,079	50,455

(i) As of September 30, 2025 and December 31, 2024, the Group entered into borrowing agreements and, as of September 30, 2025, issued promissory notes denominated in Argentinean Pesos (AR$) with a financial institution in Argentina. The borrowing is agreed on a daily basis and pays an annual interest rate with reference to BADLAR, which represents the average interest rate on time deposits in Argentinean pesos published by the Central Bank of Argentina. The promissory notes have short-term maturities and interest at an annual rate referenced to TAMAR, the average lending rate in Argentine pesos published by the Central Bank of Argentina. The interest expense for the nine months ended September 30, 2025 amounts to USD 3,052 recognized in other finance expenses (note 11). The outstanding balance as of September 30, 2025, was USD 63,079. As part of this financing, as of September 30, 2025, and December 31, 2024, certain financial assets for a carrying amount of USD 57,398 and USD 42,052, respectively, were held as security of this borrowing. See note 16 for additional information.

(ii) In December 2024, dLocal Colombia S.A.S, entered into a loan agreement with Citibank Colombia S.A. in a total of COP 14,000,000 (USD 3,177), which matured on March 1, 2025. In May 2025, dLocal Colombia entered into a renewal agreement with Citibank Colombia S.A., extending the maturity date to July 29, 2025, and with an annual interest rate of 10.6%. The total payment, principal and interest, are due at the maturity date. As of September 30, 2025, the loan was fully repaid.

(iii) In December 2024, dLocal entered into an overdraft agreement with a financial institution in Uruguayan Pesos (UYU) in Uruguay to fund advances to merchants. This overdraft facility was a short-term liability with an annual interest rate of 11%. In 2025, the loan was fully repaid.

(iv) Financial liabilities are presented net of cash payments, have a high turnover, the amounts are large, and the maturity period is three months or less.